Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
Premises and equipment at March 31, 2023 and 2024 consist of the following:

	2023	2024

	(in millions of yen)
Land	577,755	577,026
Buildings	703,655	684,476
Equipment and furniture	378,015	393,379
Leasehold improvements	204,835	217,762
Construction in progress	44,393	47,787
Software	1,366,445	1,452,645

Total	3,275,098	3,373,076
Less: Accumulated depreciation and amortization	1,621,210	1,658,590

Premises and equipment—net	1,653,888	1,714,485